Segment Reporting (Details) - Schedule of Platform Services	8 Months Ended
Dec. 31, 2023 USD ($)
Platform Services [Member]
Segment Reporting Information [Line Items]
Revenues	$ 99,028
Cost of goods sold	(93,380)
Gross Profit	5,648
Operating expenses
Operating Loss	5,648
Other Income (expenses), net	5,502,774
Net Income/ (loss)	5,508,422
Rental Revenue [Member]
Segment Reporting Information [Line Items]
Revenues	22,662
Cost of goods sold	(1,285)
Gross Profit	21,377
Operating expenses	(2,598,124)
Operating Loss	(2,576,747)
Other Income (expenses), net	(211,124)
Net Income/ (loss)	(2,787,871)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenues	121,690
Cost of goods sold	(94,665)
Gross Profit	27,025
Operating expenses	(2,598,124)
Operating Loss	(2,571,099)
Other Income (expenses), net	5,291,650
Net Income/ (loss)	$ 2,720,551